Consolidated Statements of Changes in Shareholders`Equity - USD ($) $ in Millions		Total	Common Shares [member]	Preference Shares [member]	Paid-in surplus and retained earnings [member]	Currency translation adjustment [member]	Hedge reserve [member]	Other [member]
Beginning balance at Dec. 31, 2017	[1]	$ 1,312.0	$ 9.1	$ 121.9	$ 1,029.0	$ 176.4	$ (23.1)	$ (1.3)
Net income/(loss) for the period	[1]	(23.7)			(23.7)
Other comprehensive income (loss)	[1]	(93.2)				(104.3)	8.0	4.0
Other	[1]	(0.9)			(0.9)
Comprehensive loss	[1]	(116.9)			(24.6)	(104.3)	8.0	4.0
Distribution to shareholders	[1]	(490.5)		(28.9)	(461.6)
Share-based payments	[1]	0.1			0.1
Ending balance at Dec. 31, 2018	[1]	704.7	9.1	92.9	542.9	72.1	(15.1)	2.7
Net income/(loss) for the period	[1]	7.6			7.6
Other comprehensive income (loss)	[1]	(40.0)				(20.6)	(2.7)	(16.7)
Comprehensive loss	[1]	(32.4)			7.6	(20.6)	(2.7)	(16.7)
Share-based payments	[1]	0.2			0.2
Ending balance at Dec. 31, 2019	[1]	672.5	9.1	92.9	550.7	51.5	(17.8)	(13.9)
Net income/(loss) for the period	[1]	(289.4)			(289.4)
Other comprehensive income (loss)	[1]	100.2				114.9	(13.4)	(1.3)
Comprehensive loss	[1]	(189.2)			(289.4)	114.9	(13.4)	(1.3)
Share-based payments	[1]	0.3			0.3
Ending balance at Dec. 31, 2020	[1]	$ 483.7	$ 9.1	$ 92.9	$ 261.6	$ 166.4	$ (31.2)	$ (15.2)

[1]	The notes are an integral part of these consolidated financial statements.